Marketable Securities - Remaining Contractual Maturities (Q3) (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Debt Securities, Available-for-Sale, Fair Value, Fiscal Year Maturity [Abstract]
Estimated Fair Value	$ 26,034	$ 9,851
Level 2
Debt Securities, Available-for-Sale, Fair Value, Fiscal Year Maturity [Abstract]
Due in one year or less	13,190
Due in one to five years	12,843
Estimated Fair Value	26,033	9,851
Corporate bonds | Level 2
Debt Securities, Available-for-Sale, Fair Value, Fiscal Year Maturity [Abstract]
Due in one year or less	4,805
Due in one to five years	9,199
Estimated Fair Value	14,004	7,623
U.S. Treasury securities | Level 2
Debt Securities, Available-for-Sale, Fair Value, Fiscal Year Maturity [Abstract]
Due in one year or less	8,385
Due in one to five years	3,644
Estimated Fair Value	$ 12,029	$ 2,228